Share Capital - Additional Information (Detail) (USD $)	0 Months Ended	9 Months Ended
	Sep. 19, 2014	Sep. 30, 2014
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Ordinary shares redeemed, value	$ 40,000,000	$ 44,506,000
Repurchase of ordinary shares (in shares)		882,448
Maximum
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Repurchase of common stock, available for repurchase	$ 100,000,000